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FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:			Bush O'Donnell Investment Advisors, Inc.
Address:		101 S. Hanley Rd., Suite 1250
			St. Louis, MO 63105
13F File Number:	028-05533

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:		Mark J. Reed
Title:		Managing Director
Phone:		314-727-4555

Signature, Place, and Date of Signing:

Mark J. Reed
St. Louis, Missouri
February 8,2013

Report Type (check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION PAGE

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FORM 13F SUMMARY PAGE

Report summary:

List of Other Included Managers:  0

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: $176,679,529
List of Other Included Managers:

NONE

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
Form 13F Information Table
			Value	Shares/	Sh/	Put/	Investment	Other	            Voting Authority
Name of Issuer	Title of Class	Cusip	(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole	Shared	None
3M CO			COM	88579Y101	8129	SH	87553		SOLE				87553
ACCESS MIDSTREAM PTN	LP	00434L109	561	SH	16715		SOLE				16715
ALLIANCE RESOURCE PTN	LP	01877R108	591	SH	10179		SOLE				10179
ARCHER DANIELS MIDLAND	COM	039483102	6182	SH	225695		SOLE				225695
AMERICAN EXPRESS CO	COM	025816109	9044	SH	157341		SOLE				157341
ATHENAHEALTH, INC	COM	04685W103	687	SH	9376		NONE						9376
BERKSHIRE HATHAWAY CL A	COM	084670108	7239	SH	54		SOLE				54
BERKSHIRE HATHAWAY CL B	COM	084670207	3772	SH	42048		SOLE				42048
BUCKEYE PARTNERS	LP	118230101	405	SH	8928		SOLE				8928
BOARDWALK PIPELINE PTN	LP	096627104	643	SH	25805		SOLE				25805
CLEARBRIDGE MLP FUND	COM	184692101	1313	SH	57015		SOLE				57015
COLGATE PALMOLIVE CO	COM	194162103	12208	SH	116783		SOLE				116783
COPANO ENERGY LLC	LP	217202100	736	SH	23279		SOLE				23279
DOLLAR TREE INC.	COM	256746108	243	SH	6000		SOLE				6000
EMERSON 		COM	291011104	8050	SH	152008		SOLE				152008
ENBRIDGE ENERGY PTN	LP	29250R106	561	SH	20120		SOLE				20120
ENERGY TRANSFER EQUITY	GP	29273V100	568	SH	12503		SOLE				12503
ENERGY TRANSFER PTN	LP	29273R109	465	SH	10842		SOLE				10842
ENTERPRISE PRODUCTS PTN	LP	293792107	1796	SH	35863		SOLE				35863
EV ENERGY PARTNERS	LP	26926V107	223	SH	3934		SOLE				3934
EXPRESS SCRIPTS		COM	302182100	13767	SH	254940		SOLE				254940
EXXON MOBIL CORP	COM	30231G102	1982	SH	22905		SOLE				22905
FEDEX CORP		COM	31428x106	7462	SH	81355		SOLE				81355
INERGY			LP	456615103	483	SH	26533		SOLE				26533
JOHNSON & JOHNSON CO.	COM	478160104	9578	SH	136635		SOLE				136635
KINDER MORGAN ENERGY PT	LP	494550106	556	SH	6972		SOLE				6972
KINDER MORGAN INC	COM	49456B101	8698	SH	246195		SOLE				246195
LINN ENERGY LLC		LLC	536020100	726	SH	20598		SOLE				20598
MAGELLAN MIDSTREAM PTN	LP	559080106	935	SH	21654		SOLE				21654
MARKWEST ENERGY PTN	LP	570759100	230	SH	4509		SOLE				4509
MERCK & CO INC		COM	589331107	1152	SH	28135		SOLE				28135
MOODY'S CORP		COM	615369108	363	SH	7220		SOLE				7220
NORTHERN TRUST		COM	665859104	6008	SH	119768		SOLE				119768
NUSTAR GRP HOLDINGS	LP	67059L102	507	SH	18309		SOLE				18309
ONEOK PTN		LP	68268N103	856	SH	15870		SOLE				15870
PEPSICO INC		COM	713448108	9980	SH	145838		SOLE				145838
PLAINS ALL-AMERICAN	LP	726503105	1051	SH	23232		SOLE				23232
PROCTOR & GAMBLE CO.	COM	742718109	9680	SH	142579		SOLE				142579
SUBURBAN PROPANE PTN	LP	864482104	476	SH	12247		SOLE				12247
TEEKAY LNG PTN		LP	Y8564M105	807	SH	21370		SOLE				21370
TERRA NITROGEN CO	LP	881005201	232	SH	1084		SOLE				1084
UNITED PARCEL SERV B	COM	911312106	258	SH	3500		SOLE				3500
UNITED TECH CORP	COM	913017109	9411	SH	114757		SOLE				114757
WALGREEN CO		COM	931422109	9145	SH	247105		SOLE				247105
WAL MART STORES		COM	931142103	11715	SH	171692		SOLE				171692
WELLPOINT HEALTH NTWKS	COM	94973H108	1062	SH	17427		NONE				17427
WESTERN UNION CO	COM	959802109	6141	SH	451205		SOLE				451205
